Trade accounts and other receivables - Aging Analysis of Trade Accounts Receivable and the Allowance For Doubtful Accounts (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables	€ 3,421,346	€ 3,231,500
not overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables	1,988,286	1,855,106
up to 3 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables	891,576	843,381
3 to 6 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables	222,745	211,815
6 to 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables	171,443	169,133
More than one year
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables	147,296	152,065
Gross carrying amount
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables	3,562,704	3,349,515
Gross carrying amount | not overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables	1,997,671	1,863,149
Gross carrying amount | up to 3 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables	899,987	848,092
Gross carrying amount | 3 to 6 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables	229,012	217,024
Gross carrying amount | 6 to 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables	184,768	175,079
Gross carrying amount | More than one year
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables	251,266	246,171
Allowances
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables	(141,358)	(118,015)
Allowances | not overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables	(9,385)	(8,043)
Allowances | up to 3 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables	(8,411)	(4,711)
Allowances | 3 to 6 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables	(6,267)	(5,209)
Allowances | 6 to 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables	(13,325)	(5,946)
Allowances | More than one year
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables	€ (103,970)	€ (94,106)